Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loss Per Share [Abstract]
Loss used in the calculation of basic and dilutive loss per share (in Dollars)	$ (228,243,769)	$ (51,871,823)	$ (139,446,204)
Loss per share:
Basic loss per share	$ (1.87)	$ (0.56)	$ (5.27)
Diluted loss per share	$ (1.87)	$ (0.56)	$ (5.27)
Weighted average number of shares (in Shares)	122,305,632	92,906,029	26,481,860